Average Annual Total Returns - Adirondack Small Cap Fund		12 Months Ended										60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		12.68%										14.50%	9.31%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.48%										14.05%	8.36%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.78%										11.65%	7.29%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%										14.42%	14.82%
Morningstar Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.48%										10.32%	9.50%
Russell 2000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	12.41%										8.63%	9.08%
Adirondack Small Cap Fund
Prospectus [Line Items]
Average Annual Return, Percent		12.68%	19.55%	16.59%	(1.39%)	27.08%	5.29%	15.95%	(23.10%)	10.55%	19.17%

[1]	In order to comply with the definition and intent set forth by the U.S. Securities and Exchange Commission, the Fund’s broad-based securities market index (benchmark index) is the Standard & Poor’s 500 Index. The Standard & Poor’s 500 Index is a market value-weighted index of 500 stocks seen as indicators of U.S. equities. You cannot invest directly in an index.
[2]	In addition, the Fund compares itself to the Morningstar US Small Cap Borad Value Extended Index (MSI). The Fund believes the MSI’s comprehensive and consistent tracking of the United States small cap equity universe is closer to that of the Fund. Therefore, the Fund believes the MSI is a better indicator for investors as to the performance of the Fund versus the broader United States small cap equity market. More information about Morningstar Indices can be found at https://indexes.morningstar.com/.
[3]	The Fund also compares itself to the iShares Russell 2000 Value ETF (IWN). The iShares Russell 2000 Value ETF (IWN) represents a realistic alternative for retail investors when deciding between active or passive small cap investing. It also leads to more fair (real world) return comparisons as iShares managers face similar administrative cost, liquidity, and taxation constraints when implementing this index replicating strategy as do active managers. The IWN was launched in 2000 by Barclay's (Now BlackRock Fund Advisors) and is the largest fund available to investors that replicates the Russell 2000 Value Index (RUJ). Its assets are presently over $14.2 billion.